Segment Information - Schedule of Consolidated Statements of Operations (Details) - Operating Segments [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total Clinics level revenue	$ 4,283,534	$ 4,390,381	$ 7,922,743	$ 9,221,948
Total Clinics level revenue					$ 16,592,109	$ 16,675,393
Operating expenses
General and administrative expenses	695,051	879,403	1,404,427	1,968,981	2,688,157	3,056,702
Total Clinics level expenses	4,002,034	4,244,140	7,636,097	9,058,972	15,987,718	16,178,180
Adjusted Clinics EBITDA	281,500	146,241	286,646	162,976	604,391	497,213
Reconciliation of Adjusted Clinics EBITDA to net loss
Depreciation and amortization	252,316	340,926	533,795	688,308	1,308,619	1,252,539
Gain on sale of business					(467,049)
Loss on debt extinguishment	(689,411)	(859,584)	(689,411)	(1,587,862)		16,105
Interest expense	419,044	988,053	826,780	1,547,342	3,098,237	2,538,710
Loss on debt modification					2,134,218	927,054
Beneficial conversion feature						4,137,261
Other income (expenses)					4,768	(1,134)
Corporate general and administrative	1,955,310	1,339,331	3,686,285	3,142,911	8,733,195	6,419,585
Impairment expense					56,664
Net Loss	(3,034,568)	(3,386,421)	(5,449,604)	(6,808,213)	(14,264,261)	(14,792,907)
Service Revenue [Member]
Revenue
Total Clinics level revenue	3,195,266	3,220,238	5,936,295	6,765,837	12,188,526	11,879,934
Product Revenue [Member]
Revenue
Total Clinics level revenue	1,088,268	1,170,143	1,986,448	2,456,111	4,403,583	4,795,459
Cost of Service Revenue [Member]
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	2,435,318	2,428,740	4,574,596	5,137,887	9,736,282	9,700,963
Cost of Product Revenue [Member]
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	$ 871,665	$ 935,997	$ 1,657,074	$ 1,952,104	$ 3,563,279	$ 3,420,515